Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,418,760
Previously Paid Amount	0.00
Total Fee Amount	2,298.43
Total Offset Amount	0.00
Net Fee	2,298.43
Narrative - Max Aggregate Offering Price	$ 26,418,760
Final Prospectus	true